Equity-Accounted Joint Ventures - Yamal LNG Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2021 vessel	Dec. 31, 2021	Dec. 31, 2021 lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		100.00%
LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels	2		9
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		50.00%
Guarantor obligations, maximum exposure, undiscounted | $				$ 736.7	$ 807.7
Number of vessels | vessel	6
Carrying value of guarantee liability | $				$ 1.5	$ 2.2
Yamal LNG Joint Venture | LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	6
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		50.00%